Secondary Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 09, 2010	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Number of American Depository shares offered	4,000,000
Price of Class A ordinary shares per ADS	$ 38.20
Net proceeds from secondary public offering	$ 149,661	$ 149,661
Gross proceeds from secondary public offering	152,800
Legal and professional fees	$ 3,139